Basic and diluted earnings (loss) per share (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Apr. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net income attributable to Vale's shareholders
Net income from continuing operations		$ 16,728	$ 24,736	$ 6,258
Net income (loss) from discontinued operations	$ 2,060	2,060	(2,291)	(1,377)
Net income		$ 18,788	$ 22,445	$ 4,881
Thousands of shares
Weighted average number of common shares outstanding		4,637,794	5,012,424	5,129,585
Weighted average number of common shares outstanding and potential ordinary shares		4,642,432	5,016,848	5,132,962
Ordinary shares [member]
Thousands of shares
Basic earnings (loss) per share from continuing operations		$ 3.61	$ 4.93	$ 1.22
Diluted earnings (loss) per share from continuing operations		3.61	4.93	1.22
Basic earnings (loss) per share from discontinued operations		0.44	(0.46)	(0.27)
Diluted earnings (loss) per share from discontinued operations		0.44	(0.46)	(0.27)
Common share, Basic		4.05	4.47	0.95
Common share, Diluted		$ 4.05	$ 4.47	$ 0.95